ACQUISITIONS - Narrative (Details) ₨ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 INR (₨)	Jun. 30, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jun. 07, 2019 INR (₨)	Jun. 07, 2019 USD ($)	Apr. 30, 2019
210 MW Wind Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage						100.00%
Acquisition costs (less than $1 million)		$ 1
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Purchase price			$ 32	₨ 2,400	$ 35
Contingent payment				₨ 400	$ 6
Revenue of combined entity as if combination occurred at beginning of period	₨ 496	$ 7